Financial instruments - classification - financial assets forming a component of ESG-linked loans (Details) - GBP (£) £ in Billions	Dec. 31, 2024	Dec. 31, 2023
Lending subject to performance triggers
Financial instruments - classification
Carrying value, Financial assets	£ 27.1	£ 22.6
Sustainability-linked loans
Financial instruments - classification
Carrying value, Financial assets	£ 6.9	6.5
Positive impact on product margin	0.031%
Negative impact on product margin	0.04%
Other products
Financial instruments - classification
Carrying value, Financial assets	£ 20.2	£ 16.1